Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt outstanding	$ 5,983,067	$ 7,657,700
Unamortized debt costs	(38,177)	(48,743)
Unamortized debt premium & discounts	(2,468)	(3,237)
Debt, net of unamortized costs	5,942,422	7,605,720
Asset-backed securitization ("ABS") term notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,618,067	3,032,700
Contractual Weighted Avg Interest Rate	3.64%
Asset-backed securitization warehouse
Debt Instrument [Line Items]
Debt outstanding	$ 60,000	60,000
Contractual Weighted Avg Interest Rate	5.95%
Total secured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 1,678,067	3,092,700
Senior notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	1,800,000
Contractual Weighted Avg Interest Rate	2.82%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 860,000	1,085,000
Contractual Weighted Avg Interest Rate	5.73%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,645,000	1,680,000
Contractual Weighted Avg Interest Rate	5.73%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 4,305,000	$ 4,565,000